Schedule II - Valuation and Qualifying Accounts Schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 405	$ 213	$ 215
Charged to Costs and Expenses	107	228	92
Charged to Other Accounts	0	38	37
Deductions	120	74	131
Balance at End of Period	392	405	213
Deferred Tax Valuation Allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	4	2	9
Charged to Costs and Expenses	0	0	0
Charged to Other Accounts	33	2	(7)
Deductions	0	0	0
Balance at End of Period	37	4	2
Reserve for Obsolete Materials [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	11	12	11
Charged to Costs and Expenses	5	5	6
Charged to Other Accounts	0	0	0
Deductions	3	6	5
Balance at End of Period	13	11	12
SEC Schedule, 12-09, Allowance, Notes Receivable [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	5	9
Balance at End of Period	14	5	9
Commonwealth Edison Co [Member] | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	118	79	81
Charged to Costs and Expenses	18	54	35
Charged to Other Accounts	1	13	20
Deductions	47	28	57
Balance at End of Period	90	118	79
Commonwealth Edison Co [Member] | Reserve for Obsolete Materials [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	6	7	6
Charged to Costs and Expenses	3	3	6
Charged to Other Accounts	0	0	0
Deductions	2	4	5
Balance at End of Period	7	6	7
PECO Energy Co [Member] | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	124	62	61
Charged to Costs and Expenses	32	76	31
Charged to Other Accounts	(6)	6	3
Deductions	38	20	33
Balance at End of Period	112	124	62
PECO Energy Co [Member] | Deferred Tax Valuation Allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	1	0
Charged to Costs and Expenses	0	0
Charged to Other Accounts	2	1
Deductions	0	0
Balance at End of Period	3	1	0
PECO Energy Co [Member] | Reserve for Obsolete Materials [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2	2	2
Charged to Costs and Expenses	1	1	0
Charged to Other Accounts	0	0	0
Deductions	1	1	0
Balance at End of Period	2	2	2
PECO Energy Co [Member] | SEC Schedule, 12-09, Allowance, Notes Receivable [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	5	9
Balance at End of Period	14	5	9
Baltimore Gas and Electric Company [Member] | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	44	17	20
Charged to Costs and Expenses	16	31	8
Charged to Other Accounts	3	6	7
Deductions	16	10	18
Balance at End of Period	47	44	17
Baltimore Gas and Electric Company [Member] | Deferred Tax Valuation Allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	0	1	1
Charged to Costs and Expenses		0	0
Charged to Other Accounts		(1)	0
Deductions		0	0
Balance at End of Period		0	1
Baltimore Gas and Electric Company [Member] | Reserve for Obsolete Materials [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	1	1	1
Charged to Costs and Expenses	0	0	0
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Period	1	1	1
Pepco Holdings LLC [Member] | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	119	53	53
Charged to Costs and Expenses	41	69	17
Charged to Other Accounts	2	13	7
Deductions	19	16	24
Balance at End of Period	143	119	53
Pepco Holdings LLC [Member] | Deferred Tax Valuation Allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	0	0	8
Charged to Costs and Expenses	0		0
Charged to Other Accounts	31		(8)
Deductions	0		0
Balance at End of Period	31	0	0
Pepco Holdings LLC [Member] | Reserve for Obsolete Materials [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2	3	2
Charged to Costs and Expenses	1	0	1
Charged to Other Accounts	0	0	0
Deductions	0	1	0
Balance at End of Period	3	2	3
Potomac Electric Power Company [Member] | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	45	20	21
Charged to Costs and Expenses	14	25	7
Charged to Other Accounts	2	5	2
Deductions	8	5	10
Balance at End of Period	53	45	20
Potomac Electric Power Company [Member] | Reserve for Obsolete Materials [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	1	1	1
Charged to Costs and Expenses	0	0	0
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Period	1	1	1
Delmarva Power & Light Company [Member] | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	31	15	13
Charged to Costs and Expenses	6	16	4
Charged to Other Accounts	(1)	4	3
Deductions	10	4	5
Balance at End of Period	26	31	15
Delmarva Power & Light Company [Member] | Deferred Tax Valuation Allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	0
Charged to Costs and Expenses	0
Charged to Other Accounts	31
Deductions	0
Balance at End of Period	31	0
Atlantic City Electric Company [Member] | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	43	18	19
Charged to Costs and Expenses	21	28	5
Charged to Other Accounts	1	4	2
Deductions	1	7	8
Balance at End of Period	64	43	18
Atlantic City Electric Company [Member] | Reserve for Obsolete Materials [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	0	1	1
Charged to Costs and Expenses	1	0	0
Charged to Other Accounts	0	0	0
Deductions	0	1	0
Balance at End of Period	$ 1	$ 0	$ 1